Document and Entity Information	Jul. 30, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 30, 2021
Entity Registrant Name	ALPHA PARTNERS TECHNOLOGY MERGER CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40677
Entity Tax Identification Number	98-1581691
Entity Address, Address Line One	Empire State Building
Entity Address, Address Line Two	20 West 34th Street, Suite 4215
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	906-4480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Alpha Partners Technology Merger Corp. (the “Company”) is filing this Form 8-K/A (this “Amendment”) to amend and restate its auditedbalance sheet as of July 30, 2021 filed as Exhibit 99.1 to the Company’s Current Report on Form 8-K, originally filed with the Securities and Exchange Commission (the “SEC”) on August 5, 2021 (the “Original Form 8-K”) on account of the restatement of the Company’s financial statement and related footnote disclosures as of July 30, 2021.
Entity Central Index Key	0001845550
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the Units, par value $0.0001 per share
Trading Symbol	APTM
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	APTMW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share andone-thirdof one redeemable warrant to acquire one Class A ordinary share
Trading Symbol	APTMU
Security Exchange Name	NASDAQ